CERTAIN TRANSACTIONS (Details 6)	0 Months Ended			0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 14, 2011 USD ($)	Dec. 31, 2012 Ctg Weld [Member] USD ($)	Dec. 31, 2012 Ctg Weld [Member] EUR (€)	Sep. 02, 2011 CoCrystal [ Member]	Sep. 14, 2012 Animal Health Business [Member] USD ($)
Business Acquisition [Line Items]
Business Acquisition Purchase Price Allocation In Process Research And Development			$ 1,296,000,000
Business Acquisition Purchase Price Allocation Amortizable Intangible Assets Existing Product Rights			2,555,000,000
Related Party Transaction Expenses From Transactions With Related Party	412,000	305,000		1,700,000	1,300,000
Date Of Investment Agreement						In September 2011, Teva entered into an agreement with CoCrystal Discovery, Inc., a company focusing on the discovery and development of novel therapeutics, utilizing an innovative drug discovery technology. According to the agreement, Teva will fund the company’s R&D under the Research Agreement by the investment into the company of two tranches of $7.5 million each per target (the latter one being discretionary). The first tranche was invested by Teva in 2011. Dr. Phillip Frost, the Chairman of the board of directors of Teva, and Prof. Roger
Divestiture Group Maximum Selling Price							145,000,000
Noncash Or Part Noncash Divestiture Amount Of Consideration Receivable							50,000,000
Remaining Noncash Or Part Noncash Divestiture Amount Of Consideration Receivabl							$ 91,000,000